Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Summary of Loss Before Income Taxes

Income tax expense comprises of:

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Income tax expenses applicable to PRC operations
Current income tax expenses	62	181	281	38

Subtotal income tax expenses applicable to PRC operations	62	181	281	38

Income tax expenses applicable to Non-PRC operations
Current income tax expenses	17	25	105	15

Subtotal income tax expenses applicable to Non-PRC operations	17	25	105	15

Total income tax expenses	79	206	386	53

Summary of Reconciliations of Income Tax Expenses
Reconciliations of the income tax expense computed by applying the PRC statutory income tax rate of 25% to the Group’s income tax expense of the periods presented are as follows:

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Loss before income tax expense	(329,252)	(302,135)	(229,646)	(31,461)
PRC statutory tax rate (1)	25%	25%	25%	25%
Income tax benefits at PRC statutory tax rate of 25%	(82,313)	(75,534)	(57,412)	(7,865)
Effect of different tax rates in different jurisdictions	8,661	(429)	(633)	(87)
Non-deductible expenses (2)	33,134	41,178	71,028	9,731
Additional deduction for qualified R&D expenses	(20,731)	(24,762)	(27,628)	(3,785)
Effect on adoption of preferential tax rate	3	(100)	(1,121)	(154)
Others	79	181	299	41
Change in valuation allowance	61,246	59,672	15,853	2,172

Income tax expenses	79	206	386	53

Effect of preferential tax rate inside the PRC on basic and dilutive loss per share	—	—	—	—

(1)	The PRC statutory tax rate is used for the reconciliation as the majority of the Group’s operations are based in the PRC.
(2)	For the years ended December 31, 2022, 2023 and 2024, non-deductible expenses mainly represent the share-based compensation expenses.

Summary of Significant Components of Deferred Tax Assets (Labilities)
The significant components of the Group’s deferred tax assets(liabilities) were as follows:

	As of December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Non-current deferred tax assets
Tax losses	203,259	256,410	272,940	37,393
Allowance for doubtful accounts/expected credit losses	29,288	32,963	25,088	3,437
Lease liabilities	18,858	20,226	34,561	4,735
Welfare payables	7,362	8,990	10,949	1,500
Inventory provision	2,472	2,304	2,270	311
Accrued expenses and other liabilities	1,573	1,621	4,378	600
Intangible assets	23	2	108	15
Unrealized loss on long-term investment	20	410	1,498	205
Unrealized profit arising from elimination of inter-company transactions	206	69	532	72

Total deferred tax assets	263,061	322,995	352,324	48,268
Less: valuation allowance	(244,691)	(304,363)	(320,216)	(43,869)

Deferred tax assets, net of valuation allowance	18,370	18,632	32,108	4,399
Non-current deferred tax liabilities
Right-of-use assets	(18,370)	(18,632)	(32,108)	(4,399)
Unrealized gain on long-term investment	(292)	(292)	(292)	(40)

Total deferred tax liabilities	(18,662)	(18,924)	(32,400)	(4,439)

Deferred tax liabilities	(292)	(292)	(292)	(40)

Summary of Valuation Allowance

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Valuation allowance
Balance at beginning of the year	183,445	244,691	304,363	41,698
Additions	61,246	59,672	15,853	2,172

Balance at end of the year	244,691	304,363	320,216	43,869

Summary of Reconciliation of Unrecognized Tax Benefit
A reconciliation of the beginning and ending amount of unrecognized tax benefit was as follows:

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Balance at the beginning of the year	(5,480)	(5,480)	(5,480)	(751)
Reductions for tax positions of prior years	—	—	—	—

Balance at the end of the year	(5,480)	(5,480)	(5,480)	(751)